Leases - Additional information (Details)								1 Months Ended	3 Months Ended
	Jun. 24, 2022	Dec. 15, 2021 USD ($) vessel	Feb. 23, 2021 USD ($) T	Nov. 06, 2020 T	Nov. 06, 2020 vessel T	Nov. 06, 2020 agreement T	Nov. 06, 2020 USD ($) T	Jan. 31, 2021 vessel	Mar. 31, 2022 USD ($) vessel	Dec. 31, 2021 USD ($)	Oct. 27, 2020 T	Jan. 01, 2019 USD ($) vessel
Disclosure of quantitative information about leases for lessee [line items]
Number of time charter agreements entered into					2	2
Finance lease receivables												$ 11,400,000
Vessels
Disclosure of quantitative information about leases for lessee [line items]
Number of vessels under lease | vessel		4										4
Number of VLCCs delivered | vessel								2
Time charter agreement, contract term				24 months
Charter agreement, extension term	12 months			12 months
Charter agreement, period to declare contract extension (no later than)				20 months
Charter agreement, price per day, initial term							$ 25,000
Charter agreement, price per day, extension period							$ 26,500
Vessels | Nautilus
Disclosure of quantitative information about leases for lessee [line items]
Number of boras redelivered | vessel		1
Vessels | VLLC Navarin, Neptun, and Nucleus
Disclosure of quantitative information about leases for lessee [line items]
Number of boras redelivered | vessel									3
Vessels | Marlin Sardinia
Disclosure of quantitative information about leases for lessee [line items]
Property plant and equipment, boat carrying capacity | T											156,607
Vessels | Marlin Somerset
Disclosure of quantitative information about leases for lessee [line items]
Property plant and equipment, boat carrying capacity | T				156,620	156,620	156,620	156,620
Vessels | Entering into significant commitments or contingent liabilities | VLLC Navarin, Neptun, and Nucleus
Disclosure of quantitative information about leases for lessee [line items]
Number of boras redelivered | vessel									3
Sale and leaseback agreement | Vessels
Disclosure of quantitative information about leases for lessee [line items]
Seller credit payable upon sale		$ 4,500,000
Seller credit percent of fair value threshold		50.00%
Seller credit payable threshold, oldest vessel		$ 17,500,000
Seller credit payable threshold, other vessels		$ 19,500,000
Number of VLCCs delivered | vessel		4
Owner percent of profit		75.00%
Charter percent of profit		25.00%
Profit share agreement, proceeds lower limit, oldest vessel		$ 26,500,000
Profit share agreement, proceeds upper limit, oldest vessel		32,500,000
Profit share agreement, proceeds lower limit, other vessel		28,500,000
Profit share agreement, proceeds upper limit, other vessel		34,500,000
Sale and leaseback agreement | Vessels | Maximum
Disclosure of quantitative information about leases for lessee [line items]
Leaseback agreement residual guarantee (up to)		$ 20,000,000
Sale and leaseback agreement | Vessels | Nautilus
Disclosure of quantitative information about leases for lessee [line items]
Gains (losses) arising from sale and leaseback transactions										$ 4,500,000
Sale and leaseback agreement | Vessels | VLCC Newton
Disclosure of quantitative information about leases for lessee [line items]
Property plant and equipment, boat carrying capacity | T			307,284
Time charter agreement, contract term			36 months
Charter agreement, price per day, initial term			$ 22,500
Net sale price			$ 35,400,000
Sale and leaseback agreement | Vessels | Sale lease back transaction | Nucleus, Neptun, and Navarin
Disclosure of quantitative information about leases for lessee [line items]
Gains (losses) arising from sale and leaseback transactions									$ 13,500,000